Shareholders Equity (Deficit)	6 Months Ended
Jun. 30, 2012
Shareholders' Equity (Deficit) [Abstract]
Shareholders Equity (Deficit)
10. Shareholders' Equity (Deficit)

Common stock

During the year ended December 31, 2011, the Company issued 4,496,429 shares of common stock to settle a lawsuit with SAGA, a former joint venture partner in Italy (see Note 3).

In June 2012, the Company issued 30,000,000 shares of common stock to Visser in connection with the Visser MTA Agreement (see Note 3).

The Company performed a valuation analysis of the manufacturing/sublicense and financing components of the MTA Agreement as part of the bundled contract. The Company has assessed and determined that the values of the manufacturing component and sublicense component were immaterial. Further, the Company's weighted average market stock price was approximately $0.31 per share at the time of share issuances to Visser. As the actual share purchase price related to the financing component of the Visser MTA Agreement was $0.10 per share, the $0.21 per share difference was treated as manufacturing contract costs and $6,300 was expensed as operating expenses.

Preferred stock

On May 1, 2009, pursuant to a Securities Purchase and Exchange Agreement, the Company issued 500,000 shares of convertible Series A-1 Preferred Stock with an original issue price of $5.00 per share and 2,625,000 shares Series A-2 Preferred Stock with an original issue price of $5.00 per share as part of a financing transaction.

In connection with the Series A Preferred Stock issuance, the Company issued warrants to purchase 42,329,407 shares of the Company's common stock at an exercise price of $0.50 per share, which was subsequently adjusted to $0.49 per share due to an anti-dilution calculation, and an expiration date of January 3, 2012.

In October 2009, the Company entered into an agreement with various investors to issue 180,000 shares of Series A-1 Preferred Stock with identical terms as the Series A-1 Preferred Stock issued on May 9, 2009.  In connection with this issuance, the Company issued warrants to purchase up to 4,500,000 shares of common stock with an exercise price of $0.50 per share, which was subsequently adjusted to $0.49 per share due to an anti-dilution calculation, and an expiration date of January 3, 2012.

The preferred stock formerly accrued cumulative dividends at an annual rate of 8%, which were payable semi-annually.  On November 2, 2010, the Company filed an Amended and Restated Certificate of Designations, Preferences, and Rights (the "Amended Designation") for the Company's Series A Preferred Stock.  The Amended Designation was approved by the requisite vote of the holders of the Company's Series A Preferred Stock and was filed with the Delaware Secretary of State in accordance with a Consent Agreement entered into between the Company and the holders of 2/3 of the Series A Preferred Stock (the "Consent Agreement").  The Amended Designation amended the terms of the Series A Preferred Stock by (i) providing that dividends ceased accruing thereon as of June 1, 2010, (ii) the liquidation preference and corresponding conversion value on the Series A Preferred Stock was increased from 1.0 to 1.08 of the sum of the issue price and accrued but unpaid dividends, (iii) the Series A Preferred Stock was now mandatorily convertible at any time at the option of the Company without condition, and (iv) the Series A Preferred Stock will no longer have any price-based anti-dilution rights.  The Consent Agreement provided that, in exchange for voting in favor of the Amended Designation, the warrants held by the holders signing the Consent Agreement (to the extent such warrants were issued in connection with the original issuance of the Series A Preferred Stock) would be extended to an expiration date of July 2015 and the price-based anti-dilution rights on such warrants were removed.  Additionally, the Company shall have the right at any time to redeem the Series A Preferred Stock in whole or in part upon not less than 30 days' notice at a redemption price equal to the liquidation preference plus any accrued and unpaid dividends.

The Preferred Stock and any accrued and unpaid dividends thereon is convertible, at the option of the holder of the Preferred Stock, into common stock of the Company at a conversion price of $.10 per share in the case of the Series A-1 Preferred Stock and a conversion price of $.22 per share in the case of the Series A-2 Preferred Stock (in both cases subject to adjustments for any stock dividends, splits, combinations and similar events). As of June 30, 2012 and December 31, 2011, the Company had accrued dividends of $222 and $571, respectively.

During the six months ended June 30, 2012, the holders of the Company's A-series Preferred Stock converted 792,215 shares of preferred stock into 25,669,752 shares of the Company's common stock.  The Company had 105,231 and 246,371 shares of the Series A-1 Preferred Stock outstanding at June 30, 2012 and December 31, 2011, respectively.  The Company had 401,705 and 1,052,780 shares of the Series A-2 Preferred Stock outstanding at June 30, 2012 and December 31, 2011, respectively.

Warrants

The number of warrants held by the holders who signed the Consent Agreement totaled 40,032,833 shares (the "Consent Warrants") out of the Company's total number of warrants of 47,232,459 as of the date of the Amended Designation.  The Consent Warrants were initially recorded as liabilities on the Company's consolidated financial statements in accordance with FASB ASC 815 due to their price-based anti-dilution rights.  Upon the removal of the anti-dilution rights with the Consent Agreement, the Consent Warrants no longer met the criteria under FASB ASC 815 and were reclassified as equity as of the date of the Amended Designation.  The Company reclassified $24,438 from warrant liabilities into equity on November 2, 2010, and this amount is reflected as Warrants in the consolidated statement of shareholders' deficit as of December 31, 2011.  Warrants classified as equity was reduced to $18,179 as of June 30, 2012 as a result of 10,253,276 warrants that were exercised on a cashless basis during the three months ended June 30, 2012.

As of June 30, 2012 and December 31, 2011, warrants to purchase 29,779,557 and 40,032,833 shares of the Company's common stock were classified as equity, and they all expire on July 15, 2015 (see Note 7).